SCHEDULE OF RESTRICTED STOCK UNIT (Details) - Restricted share units [member] - Employees directors and service providers [member] - shares		12 Months Ended
	Jan. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning		63
Number of RSUs , Granted	702	15,373	92
Number of RSUs , Vested		(15,342)	(27)
Number of RSUs , Forfeited		(25)	(2)
Number of RSUs outstanding, Ending		69	63